Segment Reporting	12 Months Ended
Sep. 30, 2022
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 19 — SEGMENT REPORTING

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to, and regularly reviewed by, the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

The management of the Company concludes that it has only one reporting segment. The Company develops, manufactures and sells TCMD products targeted to the elderly to address their physical conditions in the aging process and to promote their general well-being. In addition, the Company also sells biochemical drugs, medical instruments, Traditional Chinese Medicine Pieces products and dietary supplements manufactured by third-party pharmaceutical companies. All of these products are currently sold in China.

The Company’s products have similar economic characteristics with respect to raw materials, vendors, marketing and promotions, customers and methods of distribution. The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company, rather than by product types or geographic area; hence the Company has only one reporting segment.

Revenue by product source

	For Years ended September 30,
	2022	2021	2020
Sales of TCMD products manufactured by the Company	$23,988,177	$29,559,286	$18,374,751
Sales of third-party products	16,154,974	18,422,745	12,329,209
Total revenue	$40,143,151	$47,982,031	$30,703,960

Revenue by product categories

The summary of our total revenues by product categories for the years ended September 30, 2022, 2021 and 2020 was as follows:

	For Years ended September 30,
	2022	2021	2020
Sales of TCMD products:
Medicinal liquor products	1,095,336	1,951,679	1,616,080
Other chronic condition treatment products	19,140,419	22,978,001	14,059,403
Cold and flu medicines	3,752,422	4,629,606	2,699,268
Sub-total of TCMD products sales	23,988,177	29,559,286	18,374,751

Sales of third-party products
Biochemical drugs	13,730,424	16,082,546	10,325,411
Traditional Chinese medicine pieces	30,202	20,705	47,097
Medical instruments	2,394,348	2,318,536	1,950,238
Dietary supplements	-	958	6,463
Subtotal of third-party products sales	16,154,974	18,422,745	12,329,209

Total revenue	$40,143,151	$47,982,031	$30,703,960